Submission	Sep. 25, 2025
Submission [Line Items]
Central Index Key	0002072188
Registrant Name	Relativity Holdings Inc.
Registration File Number	333-290120
Form Type	F-4
Submission Type	F-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A